Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	URG
Entity Registrant Name	UR-ENERGY INC
Entity Central Index Key	0001375205
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock Shares Outstanding	121,368,806

Consolidated Balance Sheets (CAD)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents (note 3)	11,500,275	16,169,479
Short-term investments (note 3)	6,440,379	6,927,523
Marketable securities	4,125	13,125
Amounts receivable	16,489	16,018
Restricted cash (note 4)	0	801,836
Prepaid expenses	192,317	107,481
Assets, Current, Total	18,153,585	24,035,462
Restricted cash (note 4)	2,047,816	3,518,347
Mineral properties (note 5)	33,397,645	32,107,341
Capital assets (note 6)	16,570,396	3,534,309
Equity investment (note 7)	2,623,553	2,654,673
Deposits (note 8)	1,326,208	0
Assets, Noncurrent, Total	55,965,618	41,814,670
Assets, Total	74,119,203	65,850,132
Current liabilities
Accounts payable and accrued liabilities (note 9)	2,480,741	1,045,236
Current portion of notes payable (note 10)	113,454	0
Liabilities, Current, Total	2,594,195	1,045,236
Notes payable (note 10)	210,503	0
Reclamation obligation	75,764	561,964
Asset retirement obligation (note 11)	954,033	0
Liabilities	3,834,495	1,607,200
Share Capital
Class A preferred shares, without par value, unlimited shares authorized. No shares issued and outstanding	0	0
Common shares, without par value, unlimited shares authorized. Shares issued and outstanding: 121,134,276 at December 31, 2012 and 103,675,444 at December 31, 2011	177,138,617	160,432,843
Warrants	61,946	44,271
Contributed surplus	15,095,940	13,091,172
Deficit	(122,011,795)	(109,325,354)
Stockholders' Equity Attributable to Parent, Total	70,284,708	64,242,932
Liabilities and Equity, Total	74,119,203	65,850,132

Consolidated Balance Sheets (Parenthetical) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Class A preferred shares, without par value	0	0
Class A preferred shares, shares issued	0	0
Class A preferred shares, shares outstanding	0	0
Common shares, without par value	0	0
Common shares, Shares issued	121,134,276	103,675,444
Common shares, Shares outstanding	121,134,276	103,675,444

Consolidated Statements of Operations, Comprehensive Loss and Deficit (CAD)	12 Months Ended			105 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Expenses
Exploration and evaluation	3,285,447	5,068,100	4,716,218	57,796,545
Development	4,112,129	3,726,622	5,258,072	28,882,662
General and administrative	6,106,944	7,498,960	4,883,212	45,842,645
Write-off of mineral properties	0	0	381,252	803,336
Costs and Expenses	(13,504,520)	(16,293,682)	(15,238,754)	(133,325,188)
Interest income	308,147	240,596	351,995	9,886,248
Loss on equity investment (note 7)	(64,086)	(310,941)	(29,432)	(422,314)
Foreign exchange gain (loss)	(383,436)	183,927	(1,558,108)	304,511
Other income (loss) (note 5)	957,454	(76,776)	56,211	1,840,488
Loss before income taxes	(12,686,441)	(16,256,876)	(16,418,088)	(121,716,255)
Income tax expense	0	0	0	(295,540)
Net loss and comprehensive loss for the period	(12,686,441)	(16,256,876)	(16,418,088)	(122,011,795)
Loss per common share:
Basic and diluted	(0.11)	(0.16)	(0.17)
Weighted average number of common shares outstanding:
Basic and diluted	118,521,509	103,467,475	97,341,702

Consolidated Statements of Shareholders' Equity (CAD)	Capital Stock	Warrants	Contributed Surplus	Deficit	Total
Beginning Balance at Dec. 31, 2003	0	0	0	0	0
Common shares and warrants issued for cash, net of issue costs	4,377,324	1,242,323	0	0	5,619,647
Common shares and warrants issued for cash, net of issue costs (in shares)	18,844,500
Common shares and warrants issued as finders' fees	30,500	5,535	0	0	36,035
Common shares and warrants issued as finders' fees (in shares)	305,000
Common shares issued for services	45,486	0	0	0	45,486
Common shares issued for services (in shares)	144,444
Non-cash stock compensation			243,075	0	243,075
Net loss and comprehensive loss				(2,818,703)	(2,818,703)
Ending Balance at Dec. 31, 2004	5,975,810	1,322,858	243,075	(2,818,703)	4,723,040
Ending Balance (in shares) at Dec. 31, 2004	23,643,944
Common shares and warrants issued for cash, net of issue costs	11,939,277	1,685,658	0	0	13,624,935
Common shares and warrants issued for cash, net of issue costs (in shares)	14,705,208
Common shares issued for services (in shares)	1,108,475
Exercise of warrants	4,595,478	(706,497)	0	0	3,888,981
Exercise of warrants (in shares)	6,609,150
Exercise of compensation options	606,795	129,683	0	0	736,478
Exercise of compensation options (in shares)	1,040,263
Common shares issued for data acquired	13,640	0	0	0	13,640
Common shares issued for data acquired (in shares)	22,000
Common shares issued for properties	75,500	0	0	0	75,500
Common shares issued for properties (in shares)	75,000
Non-cash stock compensation	0	0	850,011	0	850,011
Net loss and comprehensive loss	0	0	0	(5,255,546)	(5,255,546)
Ending Balance at Dec. 31, 2005	23,631,825	2,431,702	1,093,086	(8,074,249)	19,082,364
Ending Balance (in shares) at Dec. 31, 2005	47,204,040
Common shares and warrants issued for cash, net of issue costs	20,730,039				20,730,039
Common shares and warrants issued for cash, net of issue costs (in shares)	9,204,727
Common shares issued for services	1,303,824				1,303,824
Common shares issued for services (in shares)	1,778,747
Exercise of stock options	206,152		(72,822)		133,330
Exercise of stock options (in shares)	106,500
Exercise of warrants	13,701,383	(2,386,098)	4,350		11,319,635
Exercise of warrants (in shares)	13,483,134
Exercise of compensation options	1,975,223		(694,436)		1,280,787
Exercise of compensation options (in shares)	1,337,904
Common shares issued for properties	990,000				990,000
Common shares issued for properties (in shares)	360,000
Non-cash stock compensation	0		2,348,163	0	2,348,163
Net loss and comprehensive loss				(12,610,571)	(12,610,571)
Ending Balance at Dec. 31, 2006	62,538,446	45,604	2,678,341	(20,684,820)	44,577,571
Ending Balance (in shares) at Dec. 31, 2006	73,475,052
Common shares and warrants issued for cash, net of issue costs	77,503,307		0	0	77,503,307
Common shares and warrants issued for cash, net of issue costs (in shares)	17,431,000
Exercise of stock options	1,553,528		(542,327)	0	1,011,201
Exercise of stock options (in shares)	774,000
Exercise of warrants	229,154	(45,604)	(72,341)	0	111,209
Exercise of warrants (in shares)	156,209
Exercise of compensation options	212,139			0	212,139
Exercise of compensation options (in shares)	110,346
Common shares issued for properties	712,500		0	0	712,500
Common shares issued for properties (in shares)	225,000
Non-cash stock compensation	0		6,138,922	0	6,138,922
Net loss and comprehensive loss	0		0	(18,933,667)	(18,933,667)
Ending Balance at Dec. 31, 2007	142,749,074	0	8,202,595	(39,618,487)	111,333,182
Ending Balance (in shares) at Dec. 31, 2007	92,171,607
Common shares and warrants issued for cash, net of issue costs	1,804,686		0	0	1,804,686
Common shares and warrants issued for cash, net of issue costs (in shares)	1,000,000
Exercise of stock options	138,240		(48,240)	0	90,000
Exercise of stock options (in shares)	72,000
Non-cash stock compensation	0		4,567,204	0	4,567,204
Net loss and comprehensive loss	0		0	(17,853,585)	(17,853,585)
Ending Balance at Dec. 31, 2008	144,692,000	0	12,721,559	(57,472,072)	99,941,487
Ending Balance (in shares) at Dec. 31, 2008	93,243,607
Exercise of stock options	2,127		(734)		1,393
Exercise of stock options (in shares)	1,961
Common shares issued for properties	452,250				452,250
Common shares issued for properties (in shares)	695,000
Non-cash stock compensation	0		950,874	0	950,874
Net loss and comprehensive loss	0		0	(19,178,318)	(19,178,318)
Ending Balance at Dec. 31, 2009	145,146,377	0	13,671,699	(76,650,390)	82,167,686
Ending Balance (in shares) at Dec. 31, 2009	93,940,568
Common shares and warrants issued for cash, net of issue costs	4,700,151	0	0	0	4,700,151
Common shares and warrants issued for cash, net of issue costs (in shares)	5,000,000
Exercise of stock options	5,400,941	0	(1,881,685)	0	3,519,256
Exercise of stock options (in shares)	3,057,444				(3,057,444)
Issuance of warrants		44,271	0		44,271
Non-cash stock compensation	0	0	658,491	0	658,491
Net loss and comprehensive loss	0	0	0	(16,418,088)	(16,418,088)
Ending Balance at Dec. 31, 2010	155,247,469	44,271	12,448,505	(93,068,478)	74,671,767
Ending Balance (in shares) at Dec. 31, 2010	101,998,012
Exercise of stock options	5,165,374	0	(1,808,067)		3,357,307
Exercise of stock options (in shares)	1,677,432				(1,677,432)
Adjustment to share issue costs	(20,000)	0	0		(20,000)
Non-cash stock compensation	0	0	2,450,734	0	2,450,734
Net loss and comprehensive loss	0	0	0	(16,256,876)	(16,256,876)
Ending Balance at Dec. 31, 2011	160,432,843	44,271	13,091,172	(109,325,354)	64,242,932
Ending Balance (in shares) at Dec. 31, 2011	103,675,444
Common shares and warrants issued for cash, net of issue costs	16,244,543	0	0	0	16,244,543
Common shares and warrants issued for cash, net of issue costs (in shares)	17,250,000
Exercise of stock options	115,801	0	(40,288)	0	75,513
Exercise of stock options (in shares)	88,473				(88,473)
Redemption of vested RSUs	345,430	0	(364,299)	0	(18,869)
Redemption of vested RSUs (in shares)	120,359
Issuance of warrants	0	17,675	0	0	17,675
Non-cash stock compensation	0	0	2,409,355	0	2,409,355
Net loss and comprehensive loss	0	0	0	(12,686,441)	(12,686,441)
Ending Balance at Dec. 31, 2012	177,138,617	61,946	15,095,940	(122,011,795)	70,284,708
Ending Balance (in shares) at Dec. 31, 2012	121,134,276

Consolidated Statements of Cash Flow (CAD)	12 Months Ended			105 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Cash provided by (used in)
Net loss for the period	(12,686,441)	(16,256,876)	(16,418,088)	(122,011,795)
Items not affecting cash:
Stock based compensation	2,427,031	2,450,734	702,762	21,293,598
Depreciation of capital assets	514,333	475,595	526,041	2,668,584
Provision for reclamation	(473,979)	44,932	26,578	115,653
Write-off of mineral properties	0	0	381,252	803,336
Loss on equity investment	58,467	310,941	0	369,408
Foreign exchange loss (gain)	378,839	(183,927)	1,554,906	(312,241)
Gain on sale of assets	(970,068)	3,997	7,915	(2,037,152)
Non-cash exploration costs	0	0	0	2,726,280
Other loss (income)	9,000	80,250	(64,125)	26,873
Change in non-cash working capital items:
Amounts receivable	(496)	3,509	(255)	(5,577)
Prepaid expenses	(88,499)	(5,893)	(2,902)	(204,959)
Accounts payable and accrued liabilities	8,671	132,090	(189,803)	828,910
Net Cash Provided by (Used in) Operating Activities, Total	(10,823,142)	(12,944,648)	(13,475,719)	(95,739,082)
Investing activities
Mineral property costs	(319,984)	(155,855)	(755,329)	(14,205,897)
Purchase of short-term investments	(10,257,281)	(6,896,348)	(18,930,806)	(200,971,371)
Sale of short-term investments	10,647,830	5,131,139	24,609,301	195,981,430
Decrease (increase) in restricted cash	2,216,885	(441,959)	(1,103,629)	(2,319,815)
Deposit for Pathfinder acquisition	(1,333,021)	0	0	(1,333,021)
Funding of equity investment	(27,347)	(29,155)	0	(56,502)
Payments to/from venture partner	0	0	0	146,806
Proceeds from sale of property and equipment	100	149	17,769	1,127,318
Purchase of capital assets	(10,804,604)	(761,587)	(1,022,231)	(16,464,495)
Net Cash Provided by (Used in) Investing Activities, Total	(9,877,422)	(3,153,616)	2,815,075	(38,095,547)
Financing activities
Issuance of common shares and warrants for cash	17,250,000	0	5,000,000	144,306,538
Share issue costs	(1,005,458)	0	(279,849)	(3,854,332)
Proceeds from exercise of warrants and stock options	75,512	3,357,307	3,519,256	25,521,399
RSUs redeemed for cash	(18,868)	0	0	(18,868)
Payment of long-term obligations	(27,467)	0	0	(17,592,592)
Net Cash Provided by (Used in) Financing Activities, Total	16,273,719	3,357,307	8,239,407	148,362,145
Effects of foreign exchange rate changes on cash	(242,361)	191,621	(1,317,271)	(3,027,243)
Net change in cash and cash equivalents	(4,669,206)	(12,549,336)	(3,738,508)	11,500,273
Beginning cash and cash equivalents	16,169,479	28,718,815	32,457,323
Ending cash and cash equivalents	11,500,275	16,169,479	28,718,815	11,500,275
Total Interest paid	3,619	0	0	3,619
Non-cash financing and investing activities:
Common shares issued for properties	0	0	0	1,164,750
Mineral property acquired in asset exchange	970,320	0	0	970,320

Nature of operations	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of operations

1.	Nature of operations

Ur-Energy Inc. (the "Company") is an exploration stage junior mining company headquartered in Littleton, Colorado, engaged in the identification, acquisition, exploration, evaluation and development of uranium mineral properties located primarily in the United States with additional exploration interests in Canada. Due to the nature of the uranium mining methods to be used by the Company on the Lost Creek property, and the definition of “mineral reserves” under National Instrument 43-101 (“NI 43-101”), which uses the Canadian Institute of Mining, Metallurgy and Petroleum (“CIM”) Definition Standards, the Company has not determined whether the properties contain mineral reserves. However, the Company’s April 30, 2012 NI 43-101 Technical Report on Lost Creek, “Preliminary Economic Assessment of the Lost Creek Property, Sweetwater County, Wyoming,” outlines the potential economic viability of the Lost Creek Property. The recoverability of amounts recorded for mineral properties is dependent upon the discovery of economically recoverable resources, the ability of the Company to obtain the necessary financing to develop the properties and upon attaining future profitable production from the properties or sufficient proceeds from disposition of the properties.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of presentation

Ur-Energy Inc. was incorporated on March 22, 2004 under the laws of the Province of Ontario. The Company continued under the Canada Business Corporations Act on August 8, 2006. These financial statements have been prepared by management in accordance with United States generally accepted accounting principles (“US GAAP”) and include all of the assets, liabilities and expenses of the Company and its wholly-owned subsidiaries Ur-Energy USA Inc., NFU Wyoming, LLC, Lost Creek ISR, LLC, NFUR Bootheel, LLC, Hauber Project LLC and NFUR Hauber, LLC. All inter-company balances and transactions have been eliminated upon consolidation. Ur-Energy Inc. and its wholly-owned subsidiaries are collectively referred to herein as the “Company.”

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates management makes in the preparation of these financial statements relate to potential impairment in the carrying value of the Company’s mineral properties and equity investments, fair value of stock based compensation and recoverability of future income taxes. Actual results could differ from those estimates.

Cash and cash equivalents

Cash equivalents are investments in guaranteed investment certificates, certificates of deposit and money market accounts which have a term to maturity at the time of purchase of ninety days or less and which are readily convertible into cash.

Short-term investments

Short-term investments are composed of guaranteed investment certificates and certificates of deposit which have a term to maturity at the time of purchase in excess of ninety days and less than one year. These investments are readily convertible into cash.

Restricted cash

Cash which is restricted contractually or which secures various instruments including surety bonds and letters of credit securing reclamation obligations is shown as restricted cash. It is reflected as a current or non-current asset based upon when it is anticipated to be released.

Mineral properties

Acquisition costs of mineral properties are capitalized. When production is attained, these costs will be amortized over the estimated productive life of the property. If properties are abandoned or sold, they are written off. If properties are considered to be impaired in value, the costs of the properties are written down to their estimated fair value at that time.

Exploration costs

Exploration and evaluation expenses consist of labor and associated costs of the exploration geology department as well as land holding and exploration costs including drilling and analysis on properties which have not reached the permitting or operations stage. Development expense relates to the Company’s Lost Creek and LC East projects which are more advanced in terms of permitting and development. Exploration, evaluation and development expenditures, including annual exploration lease and maintenance fees, are charged to earnings as incurred.

Management considers that a mineral property is commercially mineable when it can be legally mined, as indicated by the receipt of key permits. Development expenditures incurred subsequent to the receipt of key permits are capitalized and amortized based on the expected life of the mineral property.

Construction in progress

Construction in progress consists of costs associated with the construction of the Lost Creek facility. It includes design, engineering, site preparation, wellfield costs, plant construction and related asset retirement obligation assets. The costs will not be depreciated until the facility is complete and production has begun at which time it will be depreciated over the estimated life of the facility.

Capital assets

Capital assets are initially recorded at cost and are then depreciated using a modified declining balance method which converts to straight line depreciation when more appropriate using the following lives: software – three years; computers, field vehicles and field equipment – five years; office furniture – seven years.

Equity investments

Investments in which the Company has a significant influence are accounted for using the equity method, whereby the Company records its proportionate share of the investee’s income or loss.

Impairment of long-lived assets

The Company assesses the possibility of impairment in the net carrying value of its long-lived assets when events or circumstances indicate that the carrying amounts of the asset or asset group may not be recoverable. When potential impairment is indicated, management calculates the estimated undiscounted future net cash flows relating to the asset or asset group using estimated future prices, recoverable resources, and operating, capital and reclamation costs. When the carrying value of an asset exceeds the related undiscounted cash flows, the asset is written down to its estimated fair value, which is determined using discounted future cash flows or other measures of fair value. Management’s estimates of mineral prices, mineral resources, foreign exchange, production levels and operating capital and reclamation costs are subject to risk and uncertainties that may affect the determination of the recoverability of the long-lived asset. It is possible that material changes could occur that may adversely affect management’s estimates.

Asset retirement obligation

Various federal and state mining laws and regulations require the Company to reclaim the surface areas and restore underground water quality for its mine projects to the pre-existing mine area and average water quality after the completion of mining. The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs an obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development and/or normal use of the assets. Asset retirement obligations consist of estimated final well closures, plant closure and removal and associated ground reclamation costs to be incurred by the Company in the future. The estimated fair value of the asset retirement obligation is based on the current cost escalated at an inflation rate and discounted at a credit adjusted risk-free rate. This liability is capitalized as part of the cost of the related asset and amortized over its useful life. The liability accretes until the Company settles the obligation.

For exploration and development properties, future reclamation and remediation costs are accrued based on management's best estimate at the end of each period of the costs expected to be incurred at each project. Such estimates are determined by the Company's engineering studies calculating the cost of future surface and groundwater activities. These liabilities are not capitalized as they relate to non-producing properties, nor is a discount applied as it is anticipated that these expenses will be incurred in the immediate future as a part of the drilling permit requirements.

Stock-based compensation

All stock-based compensation payments made to employees, directors and consultants are accounted for in the financial statements. Stock-based compensation cost is measured at the grant date based on the fair value of the reward and is recognized over the related service period. Stock-based compensation cost is charged to construction, exploration and evaluation, development, and general and administrative expense on the same basis as other compensation costs.

Foreign currency translation

The functional currency of the Company is currently considered to be the Canadian dollar. Monetary assets and liabilities denominated in currencies other than the Canadian dollar are translated using the exchange rate in effect at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at the average rates of exchange in effect for the accounting period the assets were acquired or obligations incurred. Expenses are translated at the average exchange rates in effect for the accounting period the transaction is entered into. Translation gains or losses are included in the determination of income or loss in the statement of operations in the period in which they arise.

Income taxes

The Company accounts for income taxes under the asset and liability method which requires the recognition of future income tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities. The Company provides a valuation allowance on net future tax assets unless it is more likely than not that such assets will be realized.

Loss per common share

Basic loss per common share is calculated based upon the weighted average number of common shares outstanding during the period. The diluted loss per common share, which is calculated using the treasury stock method, is equal to the basic loss per common share due to the anti-dilutive effect of stock options, restricted share units and share purchase warrants outstanding.

Classification of financial instruments

The Company’s financial instruments consist of cash and cash equivalents, short-term investments, marketable securities, amounts receivable, restricted cash, deposits, accounts payable and accrued liabilities and notes payable. The Company has made the following classifications for these financial instruments:

·	Marketable securities are classified as “held for trading” and are measured at fair value at the end of each period with any resulting gains and losses recognized in operations.
·	Cash and cash equivalents, short term investments, amounts receivable, restricted cash and deposits are classified as “loans and receivables” and are recorded at amortized cost. Interest income is recorded using the effective interest rate method and is included in income for the period.
·	Accounts payable and accrued liabilities and notes payable are classified as “other financial liabilities” and are measured at amortized cost.

Cash and cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents and short-term investments
3.	Cash and cash equivalents and short-term investments

The Company’s cash and cash equivalents consist of the following:

	As at	As at
	December 31,	December 31,
	2012	2011
	$	$

Cash on deposit at banks	261,209	595,982
Money market funds	11,239,066	15,573,497

	11,500,275	16,169,479

The Company’s short-term investments consist of the following:

	As at	As at
	December 31,	December 31,
	2012	2011
	$	$

Guaranteed investment certificates	6,430,161	4,925,267
Certificates of deposit	10,218	2,002,256

	6,440,379	6,927,523

Cash and cash equivalents and short-term investments bear interest at annual rates ranging from 0.25% to 1.40% and mature at various dates up to September 4, 2013. The instruments with initial maturity over ninety days have been classified as short-term investments.

Restricted cash	12 Months Ended
Dec. 31, 2012
Restricted Cash and Investments, Current [Abstract]
Restricted cash
4.	Restricted cash

The Company’s current restricted cash consists of the following:

	As at	As at
	December 31,	December 31,
	2012	2011
	$	$

Guaranteed investment certificate (a)	-	287,500
Certificates of deposit	-	514,336

	-	801,836

The Company’s non-current restricted cash consists of the following:

	As at	As at
	December 31,	December 31,
	2012	2011
	$	$
Money market account (b)	1,936,454	189,809
Certificates of deposit (a,b)	111,362	3,328,538

	2,047,816	3,518,347

(a)	A guaranteed investment certificate and subsequently a certificate of deposit ($99,690) provide security for the Company’s credit cards.

(b)	The bonding requirements for reclamation obligations on various properties have been agreed to by the Wyoming Department of Environmental Quality and United States Department of the Interior. The restricted certificates of deposits and money market accounts are pledged as collateral against performance surety bonds, letters of credit and/or promissory notes underlying letters of credit which are used to secure potential costs of reclamation related to those properties. Surety bonds providing $3,884,950 of coverage towards specific reclamation obligations are collateralized by $1,942,475 of the restricted cash at December 31, 2012.

Mineral properties	12 Months Ended
Dec. 31, 2012
Mineral Industries Disclosures [Abstract]
Mineral properties
5.	Mineral properties

The Company’s mineral properties consist of the following:

	USA		Canada	Total
	Lost Creek	Other US	Canadian
	Property	Properties	Properties
	$	$	$	$

Balance, December 31, 2010	14,190,954	17,246,977	523,667	31,961,598

Acquisition costs	3,132	142,611	-	145,743

Balance, December 31, 2011	14,194,086	17,389,588	523,667	32,107,341

Acquisition costs	292,384	27,600	-	319,984
Property acquired in asset exchange	970,320	-	-	970,320

Balance, December 31, 2012	15,456,790	17,417,188	523,667	33,397,645

United States

Lost Creek Property

The Company acquired certain Wyoming properties when Ur-Energy USA Inc. entered into the Membership Interest Purchase Agreement (“MIPA”) with New Frontiers Uranium, LLC in 2005.  Under the terms of the MIPA, the Company purchased 100% of NFU Wyoming, LLC.  Assets acquired in this transaction include the Lost Creek Project, other Wyoming properties and development databases.  NFU Wyoming was acquired for aggregate consideration of $24,515,832 (US$20,000,000) plus interest. Since 2005, the Company has increased its holdings adjacent to the initial Lost Creek acquisition through staking additional claims and additional property purchases and leases.

A royalty on future production of 1.67% is in place with respect to 20 mining claims at the Lost Creek Project. There is a royalty on the State of Wyoming section under lease at the project, as required by law; however, no production from the state lease is currently anticipated.  Other royalties exist on certain mining claims on the LC South and EN Projects, and the State of Wyoming leases at the LC West and EN Projects. There are no royalties on the mining claims in the LC North, LC East or LC West Projects.

In February 2012, the Company acquired additional land and claims adjacent to Lost Creek through an asset exchange for a drilling database on an area not currently being evaluated by the Company. The estimated fair value of the data base was approximately $1 million and the gain is recognized in other income in the current year.

Other U.S. Properties

The Company holds other mineral properties in Wyoming as well as other exploration properties.

During the years 2011 and 2010, the Company entered into a number of lease agreements to acquire surface and mineral rights in Nebraska in anticipation of an exploration project in that area.

During the year ended December 31, 2010, the Company wrote off mineral property costs of $381,252 associated with the Kaycee claims in Wyoming.

Canada

The Company's Canadian properties include Screech Lake and Gravel Hill, which are located in the Thelon Basin, Northwest Territories and Bugs, which is located in the Baker Lake Basin, Nunavut.

Impairment testing

As a part of their annual mineral property analysis, management reviewed all of its significant mineral properties for potential impairment as at December 31, 2012.

Other than for those properties written off during 2010, management did not identify impairment indicators for any of its mineral properties.

Capital assets	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Capital assets
6.	Capital assets

The Company’s capital assets consist of the following:

	December 31, 2012			December 31, 2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value
	$	$	$	$	$	$

Rolling stock	3,391,524	1,816,212	1,575,312	1,922,483	1,465,362	457,121
Machinery and equipment	418,143	338,594	79,549	296,233	265,578	30,655
Furniture, fixtures and leasehold improvements	81,516	54,929	26,587	74,992	45,880	29,112
Information technology	715,828	510,492	205,336	566,457	430,372	136,085
Construction in progress	14,683,612	-	14,683,612	2,881,336	-	2,881,336

	19,290,623	2,720,227	16,570,396	5,741,501	2,207,192	3,534,309

In October 2012, the Company received the Record of Decision from the Bureau of Land Management which was the final approval required to begin construction at the Lost Creek project. Construction began immediately on the permitted wellfields, additional disposal wells and main plant site include grading, road construction, power lines and fencing. Construction in progress includes all the expenditures incurred prior to receiving the final approval related to plant design and engineering, off-site header house construction and payments on long lead time equipment as well as costs incurred during the quarter. Capitalized costs include direct and supervisory labor including benefits, materials, subcontracts, drilling, depreciation on equipment used exclusively in the construction process and overhead directly attributable to either the facilities or the equipment used in the construction of the facilities.

Equity investment	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity investment
7.	Equity investment

Following its earn-in to the Bootheel Project in 2009, Crosshair Energy Corporation (“Crosshair”) was required to fund 75% of the Project’s expenditures and the Company the remaining 25%. The Project has been accounted for using the equity accounting method with the Company’s proportionate share of the Project’s loss included in the Statement of Operations since the date of earn-in and the Company’s net investment is reflected on the Balance Sheet.

The Company elected to not participate financially in the exploration and operating expenses for the fiscal year ending March 31, 2012 as allowed for in the Project operating agreement. Under the terms of the agreement, the Company’s interest was reduced proportionately based on cumulative contributions by each of the parties to the Project. As of March 31, 2012, the Company’s ownership percentage was reduced to 19.115%. The equity accounting method has been continued because of the Company’s ability to directly influence the budget process and therefore the operations of the Project. The Company resumed participation financially for the year ending March 31, 2013.

For the year-ended December 31, 2012, the Bootheel Project, LLC incurred US$267,212 amount of operating expenses and the Company recorded US$58,197 as its share of the equity loss.

Deposits	12 Months Ended
Dec. 31, 2012
Deposit Assets Disclosure [Abstract]
Deposit Liabilities Disclosures [Text Block]
8.	Deposits

On July 24, 2012, the Company announced the execution of a Share Purchase Agreement (“SPA”) to acquire Pathfinder Mines Corporation (“Pathfinder”). The transaction calls for the purchase of all issued and outstanding shares of Pathfinder from its sole shareholder, COGEMA Resources, Inc., an AREVA Mining affiliate, for US$13,250,000. The initial payment of US$1,325,000 was made upon execution of the SPA and is included in deposits. It will be held in an AREVA interest bearing account which bears interest at the minimum of the 1 year LIBOR rate plus one percentpending the approval by the Nuclear Regulatory Commission (“NRC”) for the change of control of an NRC License for the Shirley Basin mine site owned by Pathfinder and the receipt of other required governmental approvals. Interest earned on the escrow payment will be credited to the Company against the Closing Purchase Price at the Closing. The deposit is refundable if the approval of the NRC is not received in a timely basis, if AREVA breeches the agreement or the transaction can not be completed due to circumstances outside the control or responsibility of the Company.

Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities
9.	Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consist of the following:

	As at	As at
	December 31,	December 31,
	2012	2011
	$	$
Accounts payable	2,209,590	307,364
Vacation pay payable	214,084	143,074
Payroll and other taxes	57,067	50,871
Severance payable	-	543,927

	2,480,741	1,045,236

Notes Payable	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Notes Payable Disclosure [Text Block]
10.	Notes Payable

In September 2012, the Company purchased mobile construction equipment pursuant to financing arrangements whereby the equipment manufacturer provided payment terms of three years with no interest. As of December 31, 2012, the aggregate amount outstanding under these arrangements approximated $0.3 million, net of imputed interest at 4.25%, or an aggregate discount of approximately US$20,000. The underlying notes are collateralized by the equipment purchased.

Future scheduled principal payments under note agreements are as follows:

Year ended:
December 31, 2013	113,453
December 31, 2014	118,371
December 31, 2015	92,132
323,956

Asset retirement obligation	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligation
11.	Asset retirement obligation

At the end of each period, Asset Retirement Obligations (" ARO") are equal to the present value of all estimated future costs required to remediate any environmental disturbances that exist as of the end of the period, using discount rates applicable at the time of initial recognition of each component of the liability. Included in this liability are the costs of closure, reclamation, demolition and stabilization of the mines, processing plants, infrastructure, aquifer restoration, waste dumps and ongoing post-closure environmental monitoring and maintenance costs. While the majority of these costs will be incurred near the end of the property's life, it is expected that certain on-going reclamation costs will be incurred prior to mine closure. These costs are recorded against the asset retirement obligation liability as incurred. At December 31, 2012, the total undiscounted amount of the estimated future cash needs was estimated to be $0.9 million. The discount rate used to value the ARO is 2%. The schedule of payments required to settle the December 31, 2012, ARO liability extends through 2026.

In addition, the Company as recorded a liability of $75,764 (December 31, 2011 – $561,964) which represents an estimate of costs that would be incurred to remediate the Company’s exploration and development properties. The retirement obligations recorded relate entirely to exploration and development drill holes, related monitor wells and site disturbance on the Company's U.S. properties. A portion of the accrual at December 31, 2011 related to the Lost Creek project which was in the development stage at that time.

The restricted cash as discussed in note 4 is related to surety bonds and letters of credit which provide security to the related governmental agencies on these obligations.

Changes in the Company's asset retirement and reclamation obligations were as follows:

	Year ended	Year ended
	December 31, 2012	December 31, 2011
	$	$

Reclamation obligation, beginning of year	561,964	503,101
Liabilities incurred	90,000	90,000
Obligations converted to ARO	(377,000)	-
Liabilities settled	(199,200)	(31,137)
Reclamation obligation, end of year	75,764	561,964

	Year ended	Year ended
	December 31, 2012	December 31, 2011
	$	$
Asset retirement obligations, beginning of year	-	-
Liabilities incurred	577,033	-
ARO transferred from reclamation obligations	377,000	-
Liabilities settled	-	-
Accretion expense	-	-
Asset retirement obligations, end of year	954,033	-

Shareholders' equity and capital stock	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Shareholders' equity and capital stock
12.	Shareholders’ equity and capital stock

Issuances

On February 23, 2012, the Company completed a private placement of 17,250,000 common shares at $1.00 per share raising gross proceeds of $17,250,000. Total direct share issue costs, including the placement agents’ commission, were $1,005,457.

During the year ended December 31, 2012, 88,473 common shares were issued pursuant to the exercise of stock options. In addition, the Company exchanged 120,359 common shares for vested RSUs.

Warrants

The Company issued 50,000 warrants to purchase stock at US$1.00 per share to its consultant EPOCH Financial Group Inc. on September 4, 2012. During the year ended December 31, 2012, the Company recorded $17,675 in non-cash warrant costs related to the services received.

Activity with respect to warrants is summarized as follows:

		Weighted-
		average
	Warrants	exercise price
	#	$
Outstanding, December 31, 2009	-	-
Granted	100,000	1.20

Outstanding, December 31, 2010	100,000	1.20

Outstanding, December 31, 2011	100,000	1.20
Granted	50,000	0.99

Outstanding, December 31, 2012	150,000	1.13

As of December 31, 2012, outstanding warrants are as follows:

		Weighted-
		average	Aggregate
Exercise		remaining	Intrinsic
price	Number	contractual	Value
$	of warrants	life (years)	$	Expiry

0.99	50,000	2.7	-	September 4, 2015
1.20	100,000	2.8	-	November 1, 2015

	150,000	2.8	-

Stock options

In 2005, the Company’s Board of Directors approved the adoption of the Company's stock option plan (the “Option Plan”). Eligible participants under the Option Plan include directors, officers, employees and consultants of the Company. Under the terms of the Option Plan, stock options generally vest with Option Plan participants as follows: 10% at the date of grant; 22% four and one-half months after grant; 22% nine months after grant; 22% thirteen and one-half months after grant; and, the balance of 24% eighteen months after the date of grant.

Activity with respect to stock options is summarized as follows:

		Weighted-
		average
	Options	exercise price
	#	$
Outstanding, December 31, 2009	8,361,452	1.65
Granted	798,537	0.81
Exercised	(3,057,444)	1.15
Forfeited	(75,470)	0.84
Expired	(361,507)	2.06

Outstanding, December 31, 2010	5,665,568	1.79
Granted	3,162,098	2.05
Exercised	(1,677,432)	2.00
Forfeited	(241,332)	2.11
Expired	(495,000)	2.59

Outstanding, December 31, 2011	6,413,902	1.79
Granted	3,114,207	0.87
Exercised	(88,473)	0.85
Forfeited	(145,414)	1.99
Expired	(782,500)	3.25

Outstanding, December 31, 2012	8,511,722	1.32

The weighted average grant date fair value was $0.43 per stock optionfor the year ended December 31, 2012. The exercise price of a new grant is set at the closing price for the stock on the Toronto Stock Exchange (TSX) on the trading day immediately preceding the grant date so there is no intrinsic value as of the date of grant. The total fair value of options vested during 2012, 2011 and 2010 were $1.9 million, $1.8 million and $0.7 million, respectively.

As of December 31, 2012, outstanding stock options are as follows:

	Options outstanding			Options exercisable
		Weighted-			Weighted-
		average	Aggregate		average	Aggregate
Exercise		remaining	Intrinsic		remaining	Intrinsic
price	Number	contractual	Value	Number	contractual	Value
$	of options	life (years)	$	of options	life (years)	$	Expiry

1.65	680,000	0.4	-	680,000	0.4	-	May 8, 2013
1.72	25,000	0.6	-	25,000	0.6	-	August 6, 2013
0.71	437,268	1.1	52,472	437,268	1.1	52,472	February 9, 2014
0.90	813,028	1.7	-	813,028	1.7	-	September 2, 2014
0.81	554,074	2.2	11,081	554,074	2.2	11,081	March 5, 2015
2.87	1,318,293	3.1	-	1,318,293	3.1	-	January 28, 2016
1.57	645,000	3.5	-	490,200	3.5	-	July 7, 2016
1.17	784,109	3.7	-	595,923	3.7	-	September 9, 2016
1.16	200,000	3.8	-	152,000	3.8	-	October 24, 2016
0.91	1,136,368	4.0	-	605,324	4.0	-	January 12, 2017
1.39	200,000	4.1	-	108,000	4.1	-	February 1, 2017
1.18	100,000	4.2	-	54,000	4.2	-	March 1, 2017
0.76	1,618,582	4.9		161,862	4.9	11,330	December 7, 2017

1.32	8,511,722	3.2	63,553	5,994,972	2.6	74,883

The aggregate intrinsic value of the options in the preceding table represents the total pre-tax intrinsic value for stock options with an exercise price less than the Company’s TSX closing stock price of $0.83 as of the last trading day in the year ended December 31, 2012, that would have been received by the option holders had they exercised their options as of that date. The total number of in-the-money stock options outstanding as of December 31, 2012 was 2,609,924. The total number of in-the-money stock options exercisable as of December 31, 2012 was 1,153,204.

Restricted Share Units (“RSUs”)

On June 24, 2010, the Company’s shareholders approved the adoption of the Company’s restricted share unit plan (the “RSU Plan”). Eligible participants under the RSU Plan include directors and employees of the Company. Under the terms of the RSU Plan, RSUs vest with participants as follows: 50% on the first anniversary of the date of the grant and 50% on the second anniversary of the date of the grant.

Activity with respect to RSUs is summarized as follows:

		Weighted
		average grant
	RSU	date fair value
	#	$
Unvested, December 31, 2010	-	-
Granted	355,662	2.87
Vested	-	-
Forfeited	(79,297)	2.87

Unvested, December 31, 2011	276,365	2.87
Granted	703,572	0.91
Vested	(136,789)	2.87
Forfeited	(16,723)	1.66

Unvested, December 31, 2012	826,425	1.53

As of December 31, 2012, outstanding RSUs are as follows:

		Weighted-
		average	Aggregate
	Number of	remaining	Intrinsic
	unvested	amortization	Value
Grant date	options	life (years)	$
January 28, 2011	133,147	0.08	110,512
January 12, 2012	288,618	1.03	239,553
December 7, 2012	404,660	1.93	335,868

	826,425	1.32	685,933

Upon vesting, the holder of an RSU will receive one common share, for no additional consideration, for each RSU held.

Share-Based Compensation Expense

Stock-based compensation expense was $2.4 million, $2.5 million and $0.7 million for 2012, 2011 and 2010, respectively.

As of December 31, 2012, there was approximately $0.8 million of total unrecognized compensation expense (net of estimated pre-vesting forfeitures) related to unvested share-based compensation arrangements granted under the Option Plan and $0.4 million under the RSU Plan. The expenses are expected to be recognized over a weighted-average period of 1.0 years and 1.5 years, respectively.

Cash received from stock options exercised during the years ended December 31, 2012, 2011 and 2010 was less than $0.1 million, $3.4 million and $3.5 million, respectively.

Total share-based compensation included in capitalized construction cost for the year and in total is less than $0.1 million.

Fair Value Calculations

The fair value of options granted and warrants authorized during the years ended December 31, 2012, 2011 and 2010 was determined using the Black-Scholes option pricing model. The fair value of RSUs granted was determined using the intrinsic value at the date of grant. The following assumptions were used in performing the valuations:

	2012	2011	2010

Expected warrant life (years)	1.50	0	2.75
Expected option life (years)	3.29 - 3.37	3.24 - 3.28	3.12 - 3.14
Expected volatility	63-78%	79-82%	81-82%
Risk-free interest rate	1.0-1.3%	1.3-1.9%	1.7-1.9%
Forfeiture rate (warrants)	0.0%	0.0%	0.0%
Forfeiture rate (options)	4.6-4.8%	4.4-5.1%	4.3%
Forfeiture rate (RSUs)	12.5-22.3%	5.0%	5.0%
Expected dividend rate	0%	0%	0%

The Company estimates expected volatility using daily historical trading data of the Company’s common shares, because this method is recognized as a valid method used to predict future volatility. The risk-free interest rates are determined by reference to Canadian Treasury Note constant maturities that approximate the expected option term. The Company has never paid dividends and currently has no plans to do so.

Share-based compensation expense is recognized net of estimated pre-vesting forfeitures, which results in recognition of expense on options that are ultimately expected to vest over the expected option term. Forfeitures were estimated using actual historical forfeiture experience.

Although the estimated fair values of stock options are determined as outlined above, these estimates are based on assumptions regarding a number of complex and subjective variables, including the Company’s stock price volatility over the expected terms of the awards, estimates of the expected option terms, including actual and expected option exercise behaviors and estimates of pre-vesting forfeitures. Changes in any of these assumptions could materially affect the estimated value of stock options and, therefore the valuation methods used may not provide the same measure of fair value observed in a willing buyer/willing seller market transaction.

The fair value used for the RSUs issued in December 2012, January 2012 and 2011 was $0.76, $0.91 and $2.87, respectively, per unit which was the closing price of the stock on the TSX as of the trading day immediately preceding the grant date.

Income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes
13.	Income taxes

The Company has incurred net losses since inception.

The Company recorded no income tax provision or benefit during 2012.

A reconciliation of income taxes at the statutory Canadian income tax rate to net income taxes included in the accompanying statements of operations is as follows:

	Year	Year	Year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$

Loss before income taxes		(16,256,876)	(16,418,088)

Statutory rate		28.3%	31.0%
Expected recovery of income tax		(4,592,567)	(5,089,607)
Effect of foreign tax rate differences		(1,282,168)	(885,716)
Non-deductable amounts		145,000	531,119
Effect of changes in future tax rates		84,690	124,105
Effect of change in foreign exchange rates		(473,752)	973,249
Effect of other differences		161,145	-
Effect of tax return true-up items		(75,181)	-
Change in valuation allowance		6,032,833	4,346,850

Recovery of future income taxes	-	-	-

Deferred tax assets and liabilities reflect the net tax effects of net operating losses, credit carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. The components of the Company’s deferred tax assets and liabilities are as follows:

	Year	Year	Year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$

Future income tax assets
Tax benefit of capitalized mineral property costs		13,068,000	11,978,000
Net operating loss carry forwards		21,630,000	16,688,000
Less: valuation allowance	-	(34,698,000)	(28,666,000)

	-	-	-

Future income tax liabilities
Asset basis differences	-	-

Net deferred tax asset (future income tax liability)	-	-	-

Based upon the level of historical taxable loss and projections of future taxable losses over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will not realize the benefits of these deductible differences and accordingly has established a full valuation allowance as of December 31, 2012 and 2011.

Future realization depends on the future earnings of the Company, if any, the timing and amount of which are uncertain as of December 31, 2012. In the future, should management conclude that it is more likely than not that the deferred tax assets are, in fact, at least in part, realizable; the valuation allowance would be reduced to the extent of such realization and recognized as a deferred income tax benefit in the Statements of Operations and Comprehensive Loss.

As of December 31, 2012, the Company had available total U.S. net operating loss carryforwards of approximately $47.8 million, which expire in the years 2017 through 2032. As of December 31, 2011, the Company had available total Canadian net operating loss carryforwards of approximately $19.9 million, which expire in the years 2014 through 2032.

The Company follows a comprehensive model for recognizing, measuring, presenting and disclosing uncertain tax positions taken or expected to be taken on a tax return. Tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

The Company currently has no uncertain tax positions and is therefore not reflecting any adjustments for such in their deferred tax assets.

There are open statutes of limitations for taxing authorities in federal and state jurisdictions to audit the Company’s tax returns for the years ended December 31, 2009, 2010 and 2011.

The Company’s policy is to account for income tax related interest and penalties in income tax expense in the accompanying Statements of Operations. There have been no income tax related interest or penalties assessed or recorded.

Financial instruments	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Financial instruments
14.	Financial instruments

The Company’s financial instruments consist of cash and cash equivalents, short-term investments, marketable securities, amounts receivable, restricted cash, deposits, accounts payable and notes payable. The Company is exposed to risks related to changes in foreign currency exchange rates, interest rates and management of cash and cash equivalents and short-term investments. See the table in note 3 for the composition of the Company’s cash and cash equivalents and short-term investments.

Credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents, short-term investments, deposits and restricted cash. These assets consist of Canadian dollar and U.S. dollar denominated guaranteed investment certificates, certificates of deposits, money market accounts and demand deposits. They bear interest at annual rates ranging from 0.25% to 1.8% and mature at various dates up to September 4, 2013. These instruments are maintained at financial institutions in Canada and the United States. Of the amount held on deposit, approximately $0.9 million is covered by the Canada Deposit Insurance Corporation, the Securities Investor Protection Corporationor the United States Federal Deposit Insurance Corporation. Another $5.2 million is guaranteed by a Canadian provincial government leaving approximately $15.2 million at risk at December 31, 2012 should the financial institutions with which these amounts are invested be rendered insolvent. The Company does not consider any of its financial assets to be impaired as of December 31, 2012.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due.

As at December 31, 2012, the Company’s financial liabilities consisted of trade accounts payable and accrued trade and payroll liabilities of $2.1 million which are due within normal trade terms of generally 30 to 60 days. In addition, the Company has $0.1 million due within one year as the current portion of notes payable.

The Company manages liquidity risk through regular cash flow forecasting of cash requirements to fund its exploration and development projects and operating costs. Currently, the Company is in the process of preparing its annual business plan, budget and cash forecast, which will include the construction, development and start-up of the Lost Creek Project as well as the estimated costs to complete the acquisition of the Pathfinder Mines Corporation. Additional funding will be required in order to achieve production at Lost Creek and complete the acquisition of the Pathfinder Mines Corporation. The Company is actively pursuing debt financing with several financial sources, including the State of Wyoming’s Industrial Development Bond financing program, to mitigate this risk. While the Company maintains a well-funded treasury, the debt instruments being considered would provide additional flexibility to advance the Pathfinder acquisition and pursue other prospective development and acquisition opportunities.

Market risk

Market risk is the risk to the Company of adverse financial impact due to changes in the fair value or future cash flows of financial instruments as a result of fluctuations in interest rates and foreign currency exchange rates. Market risk arises as a result of the Company incurring a significant portion of its expenditures and a significant portion of its cash equivalents and short-term investments in U.S. dollars, and holding cash equivalents and short-term investments which earn interest.

Interest rate risk

Financial instruments that expose the Company to interest rate risk are its cash equivalents, short-term investments, deposits and restricted cash. The Company’s objectives for managing its cash and cash equivalents are to maintain sufficient funds on hand at all times to meet day to day requirements and to place any amounts which are considered in excess of day to day requirements on short-term deposit with the Company's financial institutions so that they earn interest. When placing amounts of cash and cash equivalents on short-term deposit, the Company only uses financial institutions chosen by the Company for financial stability (measured by independent rating services and reviews of the entity’s financial statements, where appropriate) and approved by the Treasury and Investment Committee of the Board of Directors.

Currency risk

The Company incurs expenses and expenditures in Canada and the United States and is exposed to risk from changes in foreign currency rates. In addition, the Company holds financial assets and liabilities in Canadian and U.S. dollars. The Company does not utilize any financial instruments or cash management policies to mitigate the risks arising from changes in foreign currency rates.

At December 31, 2012, the Company had cash and cash equivalents, short-term investments, deposits and restricted cash of approximately US$7.5 million (US$18.9 million as at December 31, 2011) and had accounts payable, accrued liabilities and notes payable of US$2.7 million (US$0.9 million as at December 31, 2011) which were denominated in U.S. dollars.

Sensitivity analysis

The Company has completed a sensitivity analysis to estimate the impact that a change in foreign exchange rates would have on the net loss of the Company, based on the Company’s net U.S. dollar denominated assets and liabilities at period end. This sensitivity analysis assumes that changes in market interest rates do not cause a change in foreign exchange rates. This sensitivity analysis shows that a change of +/- 10% in U.S. dollar foreign exchange rate would have a +/- $0.4 million impact on net loss for the year ended December 31, 2012. This impact is primarily as a result of the Company having cash and investment balances denominated in U.S. dollars and U.S. dollar denominated trade payables. The financial position of the Company may vary at the time that a change in exchange rates occurs causing the impact on the Company’s results to differ from that shown above.

The Company has also completed a sensitivity analysis to estimate the impact that a change in interest rates would have on the net loss of the Company. This sensitivity analysis assumes that changes in market foreign exchange rates do not cause a change in interest rates. This sensitivity analysis shows that a change of +/- 100 basis points in interest rate would have a +/- $0.2 million impact on net loss for the year ended December 31, 2012. This impact is primarily as a result of the Company having cash and short-term investments invested in interest bearing accounts. The financial position of the Company may vary at the time that a change in interest rates occurs causing the impact on the Company’s results to differ from that shown above.

Segmented information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segmented information
15.	Segmented information

The Company’s operations comprise one reportable segment being the exploration and development of uranium resource properties. The Company operates in the United States and Canada. Non-current assets segmented by geographic area are as follows:

	December 31, 2012
	United States	Canada	Total
	$	$	$

Restricted Cash	2,047,816	-	2,047,816
Mineral properties	32,873,978	523,667	33,397,645
Construction in progress	#REF!		#REF!
Capital assets	16,570,396	-	16,570,396
Investments	2,623,553	-	2,623,553
Deposits	1,326,208	-	1,326,208

	#REF!	523,667	#REF!

	December 31, 2011
	United States	Canada	Total
	$	$	$

Restricted Cash	3,518,347	-	3,518,347
Mineral properties	31,583,674	523,667	32,107,341
Construction in progress	2,881,336		2,881,336
Capital assets	652,973	-	652,973
Investments	2,654,673	-	2,654,673

	41,291,003	523,667	41,814,670

Commitments	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments
16.	Commitments

Under the terms of operating leases for office premises in Littleton, Colorado and in Casper, Wyoming the Company is committed to minimum annual lease payments as follows:

Year ended December 31,	C$ at-

2013	202,562
2014	191,168
2015	199,552
2016	199,552
2017	99,776
2014 and thereafter	-
892,610

Rent expense under these agreements was $0.3 million, $0.3 million and $0.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.

In 2012, the Company entered into two construction contracts with Groathouse Construction, Inc. for the construction of a road through the Lost Creek property and the plant building at the Lost Creek project. The contracts are for US$ 1.3 million and US$11.9 million respectively of which US$1.3 million and $1.0 million, respectively million had been completed as of December 31, 2012. A total of $2.0 million had been billed on both contracts through December 31, 2012 of which $1.5 million was paid in 2012. The road construction is complete while the plant construction is scheduled to be completed by summer 2013.

As discussed in note 8, the Company executed a Share Purchase Agreement (“SPA”) to acquire Pathfinder Mines Corporation (“Pathfinder”). The transaction calls for the purchase of all issued and outstanding shares of Pathfinder from its sole shareholder, COGEMA Resources, Inc., an AREVA Mining affiliate, for US$13,250,000. The initial payment of US$1,325,000 was made upon execution of the SPA and will be held in escrow pending the approval by the Nuclear Regulatory Commission (“NRC”) for the change of control of an NRC License for the Shirley Basin mine site owned by Pathfinder and receipt of other required governmental approvals. The balance of $11,925,000 will be due at closing.

The Company has agreed to a Contingency and Development Agreement with Sweetwater County for the improvement of a country road servicing the Lost Creek facility. The Company’s portion of the cost will be $166,667 and will be due in 2013 when the work is completed.

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent events
17.	Subsequent events

The Company increased it’s surety bond on the Lost Creek project to $8.9 million in January 2013. This increase was due to the start of construction at Lost Creek, but was delayed because of a disagreement between the Wyoming Department of Equalization (“WDEQ”) and the Nuclear Regulatory Commission on their rights as a part of the bonding process. The increase was made on a timely basis within WDEQ guidelines.

Funding

Bootheel

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

Ur-Energy Inc. was incorporated on March 22, 2004 under the laws of the Province of Ontario. The Company continued under the Canada Business Corporations Act on August 8, 2006. These financial statements have been prepared by management in accordance with United States generally accepted accounting principles (“US GAAP”) and include all of the assets, liabilities and expenses of the Company and its wholly-owned subsidiaries Ur-Energy USA Inc., NFU Wyoming, LLC, Lost Creek ISR, LLC, NFUR Bootheel, LLC, Hauber Project LLC and NFUR Hauber, LLC. All inter-company balances and transactions have been eliminated upon consolidation. Ur-Energy Inc. and its wholly-owned subsidiaries are collectively referred to herein as the “Company.”

Use of estimates

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates management makes in the preparation of these financial statements relate to potential impairment in the carrying value of the Company’s mineral properties and equity investments, fair value of stock based compensation and recoverability of future income taxes. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash equivalents are investments in guaranteed investment certificates, certificates of deposit and money market accounts which have a term to maturity at the time of purchase of ninety days or less and which are readily convertible into cash.

Short-term investments

Short-term investments

Short-term investments are composed of guaranteed investment certificates and certificates of deposit which have a term to maturity at the time of purchase in excess of ninety days and less than one year. These investments are readily convertible into cash.

Restricted cash

Restricted cash

Cash which is restricted contractually or which secures various instruments including surety bonds and letters of credit securing reclamation obligations is shown as restricted cash. It is reflected as a current or non-current asset based upon when it is anticipated to be released.

Mineral properties

Mineral properties

Acquisition costs of mineral properties are capitalized. When production is attained, these costs will be amortized over the estimated productive life of the property. If properties are abandoned or sold, they are written off. If properties are considered to be impaired in value, the costs of the properties are written down to their estimated fair value at that time.

Exploration costs

Exploration costs

Exploration and evaluation expenses consist of labor and associated costs of the exploration geology department as well as land holding and exploration costs including drilling and analysis on properties which have not reached the permitting or operations stage. Development expense relates to the Company’s Lost Creek and LC East projects which are more advanced in terms of permitting and development. Exploration, evaluation and development expenditures, including annual exploration lease and maintenance fees, are charged to earnings as incurred.

Management considers that a mineral property is commercially mineable when it can be legally mined, as indicated by the receipt of key permits. Development expenditures incurred subsequent to the receipt of key permits are capitalized and amortized based on the expected life of the mineral property.

Construction in progress

Construction in progress

Construction in progress consists of costs associated with the construction of the Lost Creek facility. It includes design, engineering, site preparation, wellfield costs, plant construction and related asset retirement obligation assets. The costs will not be depreciated until the facility is complete and production has begun at which time it will be depreciated over the estimated life of the facility.

Capital assets

Capital assets

Capital assets are initially recorded at cost and are then depreciated using a modified declining balance method which converts to straight line depreciation when more appropriate using the following lives: software – three years; computers, field vehicles and field equipment – five years; office furniture – seven years.

Equity investments

Equity investments

Investments in which the Company has a significant influence are accounted for using the equity method, whereby the Company records its proportionate share of the investee’s income or loss.

Impairment of long-lived assets

Impairment of long-lived assets

The Company assesses the possibility of impairment in the net carrying value of its long-lived assets when events or circumstances indicate that the carrying amounts of the asset or asset group may not be recoverable. When potential impairment is indicated, management calculates the estimated undiscounted future net cash flows relating to the asset or asset group using estimated future prices, recoverable resources, and operating, capital and reclamation costs. When the carrying value of an asset exceeds the related undiscounted cash flows, the asset is written down to its estimated fair value, which is determined using discounted future cash flows or other measures of fair value. Management’s estimates of mineral prices, mineral resources, foreign exchange, production levels and operating capital and reclamation costs are subject to risk and uncertainties that may affect the determination of the recoverability of the long-lived asset. It is possible that material changes could occur that may adversely affect management’s estimates.

Asset retirement obligation

Asset retirement obligation

Various federal and state mining laws and regulations require the Company to reclaim the surface areas and restore underground water quality for its mine projects to the pre-existing mine area and average water quality after the completion of mining. The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs an obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development and/or normal use of the assets. Asset retirement obligations consist of estimated final well closures, plant closure and removal and associated ground reclamation costs to be incurred by the Company in the future. The estimated fair value of the asset retirement obligation is based on the current cost escalated at an inflation rate and discounted at a credit adjusted risk-free rate. This liability is capitalized as part of the cost of the related asset and amortized over its useful life. The liability accretes until the Company settles the obligation.

For exploration and development properties, future reclamation and remediation costs are accrued based on management's best estimate at the end of each period of the costs expected to be incurred at each project. Such estimates are determined by the Company's engineering studies calculating the cost of future surface and groundwater activities. These liabilities are not capitalized as they relate to non-producing properties, nor is a discount applied as it is anticipated that these expenses will be incurred in the immediate future as a part of the drilling permit requirements.

Stock-based compensation

Stock-based compensation

All stock-based compensation payments made to employees, directors and consultants are accounted for in the financial statements. Stock-based compensation cost is measured at the grant date based on the fair value of the reward and is recognized over the related service period. Stock-based compensation cost is charged to construction, exploration and evaluation, development, and general and administrative expense on the same basis as other compensation costs.

Foreign currency translation

Foreign currency translation

The functional currency of the Company is currently considered to be the Canadian dollar. Monetary assets and liabilities denominated in currencies other than the Canadian dollar are translated using the exchange rate in effect at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at the average rates of exchange in effect for the accounting period the assets were acquired or obligations incurred. Expenses are translated at the average exchange rates in effect for the accounting period the transaction is entered into. Translation gains or losses are included in the determination of income or loss in the statement of operations in the period in which they arise.

Income taxes

Income taxes

The Company accounts for income taxes under the asset and liability method which requires the recognition of future income tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities. The Company provides a valuation allowance on net future tax assets unless it is more likely than not that such assets will be realized.

Loss per common share

Loss per common share

Basic loss per common share is calculated based upon the weighted average number of common shares outstanding during the period. The diluted loss per common share, which is calculated using the treasury stock method, is equal to the basic loss per common share due to the anti-dilutive effect of stock options, restricted share units and share purchase warrants outstanding.

Classification of financial instruments

Classification of financial instruments

The Company’s financial instruments consist of cash and cash equivalents, short-term investments, marketable securities, amounts receivable, restricted cash, deposits, accounts payable and accrued liabilities and notes payable. The Company has made the following classifications for these financial instruments:

·	Marketable securities are classified as “held for trading” and are measured at fair value at the end of each period with any resulting gains and losses recognized in operations.
·	Cash and cash equivalents, short term investments, amounts receivable, restricted cash and deposits are classified as “loans and receivables” and are recorded at amortized cost. Interest income is recorded using the effective interest rate method and is included in income for the period.
·	Accounts payable and accrued liabilities and notes payable are classified as “other financial liabilities” and are measured at amortized cost.

Cash and cash equivalents and short-term investments (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]

The Company’s cash and cash equivalents consist of the following:

	As at	As at
	December 31,	December 31,
	2012	2011
	$	$

Cash on deposit at banks	261,209	595,982
Money market funds	11,239,066	15,573,497

	11,500,275	16,169,479

Schedule of Cash, Cash Equivalents and Short-term Investments [Table Text Block]

The Company’s short-term investments consist of the following:

	As at	As at
	December 31,	December 31,
	2012	2011
	$	$

Guaranteed investment certificates	6,430,161	4,925,267
Certificates of deposit	10,218	2,002,256

	6,440,379	6,927,523

Restricted cash (Tables)	12 Months Ended
Dec. 31, 2012
Restricted Cash and Investments, Current [Abstract]
Schedule of Restricted Cash and Cash Equivalents [Table Text Block]

The Company’s current restricted cash consists of the following:

	As at	As at
	December 31,	December 31,
	2012	2011
	$	$

Guaranteed investment certificate (a)	-	287,500
Certificates of deposit	-	514,336

	-	801,836

The Company’s non-current restricted cash consists of the following:

	As at	As at
	December 31,	December 31,
	2012	2011
	$	$
Money market account (b)	1,936,454	189,809
Certificates of deposit (a,b)	111,362	3,328,538

	2,047,816	3,518,347

(a)	A guaranteed investment certificate and subsequently a certificate of deposit ($99,690) provide security for the Company’s credit cards.

(b)	The bonding requirements for reclamation obligations on various properties have been agreed to by the Wyoming Department of Environmental Quality and United States Department of the Interior. The restricted certificates of deposits and money market accounts are pledged as collateral against performance surety bonds, letters of credit and/or promissory notes underlying letters of credit which are used to secure potential costs of reclamation related to those properties. Surety bonds providing $3,884,950 of coverage towards specific reclamation obligations are collateralized by $1,942,475 of the restricted cash at December 31, 2012.

Mineral properties (Tables)	12 Months Ended
Dec. 31, 2012
Mineral Industries Disclosures [Abstract]
Mineral Property [Table Text Block]

The Company’s mineral properties consist of the following:

	USA		Canada	Total
	Lost Creek	Other US	Canadian
	Property	Properties	Properties
	$	$	$	$

Balance, December 31, 2010	14,190,954	17,246,977	523,667	31,961,598

Acquisition costs	3,132	142,611	-	145,743

Balance, December 31, 2011	14,194,086	17,389,588	523,667	32,107,341

Acquisition costs	292,384	27,600	-	319,984
Property acquired in asset exchange	970,320	-	-	970,320

Balance, December 31, 2012	15,456,790	17,417,188	523,667	33,397,645

Capital assets (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

The Company’s capital assets consist of the following:

	December 31, 2012			December 31, 2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value
	$	$	$	$	$	$

Rolling stock	3,391,524	1,816,212	1,575,312	1,922,483	1,465,362	457,121
Machinery and equipment	418,143	338,594	79,549	296,233	265,578	30,655
Furniture, fixtures and leasehold improvements	81,516	54,929	26,587	74,992	45,880	29,112
Information technology	715,828	510,492	205,336	566,457	430,372	136,085
Construction in progress	14,683,612	-	14,683,612	2,881,336	-	2,881,336

	19,290,623	2,720,227	16,570,396	5,741,501	2,207,192	3,534,309

Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Accounts payable and accrued liabilities consist of the following:

	As at	As at
	December 31,	December 31,
	2012	2011
	$	$
Accounts payable	2,209,590	307,364
Vacation pay payable	214,084	143,074
Payroll and other taxes	57,067	50,871
Severance payable	-	543,927

	2,480,741	1,045,236

Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]	Future scheduled principal payments under note agreements are as follows:
Year ended:
December 31, 2013	113,453
December 31, 2014	118,371
December 31, 2015	92,132
323,956

Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations [Table Text Block]

Changes in the Company's asset retirement and reclamation obligations were as follows:

	Year ended	Year ended
	December 31, 2012	December 31, 2011
	$	$

Reclamation obligation, beginning of year	561,964	503,101
Liabilities incurred	90,000	90,000
Obligations converted to ARO	(377,000)	-
Liabilities settled	(199,200)	(31,137)
Reclamation obligation, end of year	75,764	561,964

	Year ended	Year ended
	December 31, 2012	December 31, 2011
	$	$
Asset retirement obligations, beginning of year	-	-
Liabilities incurred	577,033	-
ARO transferred from reclamation obligations	377,000	-
Liabilities settled	-	-
Accretion expense	-	-
Asset retirement obligations, end of year	954,033	-

Shareholders' equity and capital stock (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule Of Share-Based Compensation, Warrants, Activity [Table Text Block]

Activity with respect to warrants is summarized as follows:

		Weighted-
		average
	Warrants	exercise price
	#	$
Outstanding, December 31, 2009	-	-
Granted	100,000	1.20

Outstanding, December 31, 2010	100,000	1.20

Outstanding, December 31, 2011	100,000	1.20
Granted	50,000	0.99

Outstanding, December 31, 2012	150,000	1.13

Schedule Of Share-based Compensation Shares Authorized Under Warrants Plans by exercise price range [Table Text Block]

As of December 31, 2012, outstanding warrants are as follows:

		Weighted-
		average	Aggregate
Exercise		remaining	Intrinsic
price	Number	contractual	Value
$	of warrants	life (years)	$	Expiry

0.99	50,000	2.7		September 4, 2015
1.20	100,000	2.8	-		November 1, 2015

	150,000	2.8	-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Activity with respect to stock options is summarized as follows:

		Weighted-
		average
	Options	exercise price
	#	$
Outstanding, December 31, 2009	8,361,452	1.65
Granted	798,537	0.81
Exercised	(3,057,444)	1.15
Forfeited	(75,470)	0.84
Expired	(361,507)	2.06

Outstanding, December 31, 2010	5,665,568	1.79
Granted	3,162,098	2.05
Exercised	(1,677,432)	2.00
Forfeited	(241,332)	2.11
Expired	(495,000)	2.59

Outstanding, December 31, 2011	6,413,902	1.79
Granted	3,114,207	0.87
Exercised	(88,473)	0.85
Forfeited	(145,414)	1.99
Expired	(782,500)	3.25

Outstanding, December 31, 2012	8,511,722	1.32

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

As of December 31, 2012, outstanding stock options are as follows:

	Options outstanding			Options exercisable
		Weighted-			Weighted-
		average	Aggregate		average	Aggregate
Exercise		remaining	Intrinsic		remaining	Intrinsic
price	Number	contractual	Value	Number	contractual	Value
$	of options	life (years)	$	of options	life (years)	$	Expiry

1.65	680,000	0.4	-	680,000	0.4	-	May 8, 2013
1.72	25,000	0.6	-	25,000	0.6	-	August 6, 2013
0.71	437,268	1.1	52,472	437,268	1.1	52,472	February 9, 2014
0.90	813,028	1.7	-	813,028	1.7	-	September 2, 2014
0.81	554,074	2.2	11,081	554,074	2.2	11,081	March 5, 2015
2.87	1,318,293	3.1	-	1,318,293	3.1	-	January 28, 2016
1.57	645,000	3.5	-	490,200	3.5	-	July 7, 2016
1.17	784,109	3.7	-	595,923	3.7	-	September 9, 2016
1.16	200,000	3.8	-	152,000	3.8	-	October 24, 2016
0.91	1,136,368	4.0	-	605,324	4.0	-	January 12, 2017
1.39	200,000	4.1	-	108,000	4.1	-	February 1, 2017
1.18	100,000	4.2	-	54,000	4.2	-	March 1, 2017
0.76	1,618,582	4.9		161,862	4.9	11,330	December 7, 2017

1.32	8,511,722	3.2	63,553	5,994,972	2.6	74,883

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

Activity with respect to RSUs is summarized as follows:

		Weighted
		average grant
	RSU	date fair value
	#	$
Unvested, December 31, 2010	-	-
Granted	355,662	2.87
Vested	-	-
Forfeited	(79,297)	2.87

Unvested, December 31, 2011	276,365	2.87
Granted	703,572	0.91
Vested	(136,789)	2.87
Forfeited	(16,723)	1.66

Unvested, December 31, 2012	826,425	1.53

Schedule Of Share-Based Compensation, Shares Authorized Under Restricted Stock Units, By Grant Date [Table Text Block]

As of December 31, 2012, outstanding RSUs are as follows:

		Weighted-
		average	Aggregate
	Number of	remaining	Intrinsic
	unvested	amortization	Value
Grant date	options	life (years)	$
January 28, 2011	133,147	0.08	110,512
January 12, 2012	288,618	1.03	239,553
December 7, 2012	404,660	1.93	335,868

	826,425	1.32	685,933

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
      The following assumptions were used in performing the valuations:

	2012	2011	2010

Expected warrant life (years)	1.50	0	2.75
Expected option life (years)	3.29 - 3.37	3.24 - 3.28	3.12 - 3.14
Expected volatility	63-78%	79-82%	81-82%
Risk-free interest rate	1.0-1.3%	1.3-1.9%	1.7-1.9%
Forfeiture rate (warrants)	0.0%	0.0%	0.0%
Forfeiture rate (options)	4.6-4.8%	4.4-5.1%	4.3%
Forfeiture rate (RSUs)	12.5-22.3%	5.0%	5.0%
Expected dividend rate	0%	0%	0%

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of income taxes at the statutory Canadian income tax rate to net income taxes included in the accompanying statements of operations is as follows:

	Year	Year	Year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$

Loss before income taxes		(16,256,876)	(16,418,088)

Statutory rate		28.3%	31.0%
Expected recovery of income tax		(4,592,567)	(5,089,607)
Effect of foreign tax rate differences		(1,282,168)	(885,716)
Non-deductable amounts		145,000	531,119
Effect of changes in future tax rates		84,690	124,105
Effect of change in foreign exchange rates		(473,752)	973,249
Effect of other differences		161,145	-
Effect of tax return true-up items		(75,181)	-
Change in valuation allowance		6,032,833	4,346,850

Recovery of future income taxes	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of the Company’s deferred tax assets and liabilities are as follows:

	Year	Year	Year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$

Future income tax assets
Tax benefit of capitalized mineral property costs		13,068,000	11,978,000
Net operating loss carry forwards		21,630,000	16,688,000
Less: valuation allowance	-	(34,698,000)	(28,666,000)

	-	-	-

Future income tax liabilities
Asset basis differences	-	-

Net deferred tax asset (future income tax liability)	-	-	-

Segmented information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The Company operates in the United States and Canada. Non-current assets segmented by geographic area are as follows:

	December 31, 2012
	United States	Canada	Total
	$	$	$

Restricted Cash	2,047,816	-	2,047,816
Mineral properties	32,873,978	523,667	33,397,645
Construction in progress	#REF!		#REF!
Capital assets	16,570,396	-	16,570,396
Investments	2,623,553	-	2,623,553
Deposits	1,326,208	-	1,326,208

	#REF!	523,667	#REF!

	December 31, 2011
	United States	Canada	Total
	$	$	$

Restricted Cash	3,518,347	-	3,518,347
Mineral properties	31,583,674	523,667	32,107,341
Construction in progress	2,881,336		2,881,336
Capital assets	652,973	-	652,973
Investments	2,654,673	-	2,654,673

	41,291,003	523,667	41,814,670

Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Under the terms of operating leases for office premises in Littleton, Colorado and in Casper, Wyoming the Company is committed to minimum annual lease payments as follows:

Year ended December 31,	C$ at-

2013	202,562
2014	191,168
2015	199,552
2016	199,552
2017	99,776
2014 and thereafter	-
892,610

Cash and cash equivalents and short-term investments (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash on deposit at banks	261,209	595,982
Money market funds	11,239,066	15,573,497
Cash and cash equivalents	11,500,275	16,169,479	28,718,815	32,457,323

Cash and cash equivalents and short-term investments (Details 1) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Guaranteed investment certificates	6,430,161	4,925,267
Certificates of deposit	10,218	2,002,256
Short-term Investments	6,440,379	6,927,523

Cash and cash equivalents and short-term investments (Details Textual)	12 Months Ended
Dec. 31, 2012
Investment Maturity Date	Sep 4, 2013
Minimum [Member]
Investments Interest Rate	0.25%
Maximum [Member]
Investments Interest Rate	1.40%

Restricted cash (Details) (CAD)	Dec. 31, 2012		Dec. 31, 2011
Current restricted cash	0		801,836
Non-current restricted cash	2,047,816		3,518,347
Guaranteed Investment Certificate [Member]
Current restricted cash	0	[1]	287,500	[1]
Certificates Of Deposit [Member]
Current restricted cash	0		514,336
Non-current restricted cash	111,362	[1],[2]	3,328,538	[1],[2]
Money Market Funds [Member]
Non-current restricted cash	1,936,454	[2]	189,809	[2]

[1]	A guaranteed investment certificate and subsequently a certificate of deposit ($99,690) provide security for the Company's credit cards.
[2]	The bonding requirements for reclamation obligations on various properties have been agreed to by the Wyoming Department of Environmental Quality and United States Department of the Interior. The restricted certificates of deposits and money market accounts are pledged as collateral against performance surety bonds, letters of credit and/or promissory notes underlying letters of credit which are used to secure potential costs of reclamation related to those properties. Surety bonds providing $3,884,950 of coverage towards specific reclamation obligations are collateralized by $1,942,475 of the restricted cash at December 31, 2012.

Restricted cash (Details Textual) (CAD)	Dec. 31, 2012
Securing Company Credit Card [Member]
Restricted Cash and Cash Equivalents	(99,690)
Surety for Completion of ARO on Mineral Properties [Member]
Restricted Cash and Cash Equivalents	3,884,950
Securing Surety Bonds [Member]
Restricted Cash and Cash Equivalents	1,942,475

Mineral properties (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance	32,107,341	31,961,598
Acquisition costs	319,984	145,743
Property acquired in asset exchange	970,320
Balance	33,397,645	32,107,341
Lost Creek Property [Member]
Balance	14,194,086	14,190,954
Acquisition costs	292,384	3,132
Property acquired in asset exchange	970,320
Balance	15,456,790	14,194,086
Other Us Properties [Member]
Balance	17,389,588	17,246,977
Acquisition costs	27,600	142,611
Property acquired in asset exchange	0
Balance	17,417,188	17,389,588
Canadian Properties [Member]
Balance	523,667	523,667
Acquisition costs	0	0
Property acquired in asset exchange	0
Balance	523,667	523,667

Mineral properties (Details Textual)	12 Months Ended			105 Months Ended			12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2012 CAD	Dec. 31, 2012 Nfu Wyoming Llc [Member] Lost Creek Property [Member] USD ($)	Dec. 31, 2012 Nfu Wyoming Llc [Member] Lost Creek Property [Member] CAD	Dec. 31, 2010 Kaycee Claims [Member] Other Us Properties [Member] CAD
Percentage of asset acquired					100.00%	100.00%
Purchase price						24,515,832
Purchased property interest					20,000,000
Write-off of mineral properties	0	0	381,252	803,336			381,252

Capital assets (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Cost	19,290,623	5,741,501
Accumulated Depreciation	2,720,227	2,207,192
Net Book Value	16,570,396	3,534,309
Rolling stock
Cost	3,391,524	1,922,483
Accumulated Depreciation	1,816,212	1,465,362
Net Book Value	1,575,312	457,121
Machinery and equipment
Cost	418,143	296,233
Accumulated Depreciation	338,594	265,578
Net Book Value	79,549	30,655
Furniture, fixtures and leasehold improvements
Cost	81,516	74,992
Accumulated Depreciation	54,929	45,880
Net Book Value	26,587	29,112
Information technology
Cost	715,828	566,457
Accumulated Depreciation	510,492	430,372
Net Book Value	205,336	136,085
Construction in progress
Cost	14,683,612	2,881,336
Accumulated Depreciation	0	0
Net Book Value	14,683,612	2,881,336

Equity investment (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Project Expenditure Percentage	25.00%
Decreases In Equity Method Investment Ownership Percentage	19.12%
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 58,197
Crosshair Energy Corporation [Member]
Project Expenditure Percentage	75.00%
Bootheel Project Llc [Member]
Operating Expenses	$ 267,212

Deposits (Details Textual) (Pathfinder Mines Corporation [Member])	Jul. 24, 2012 USD ($)	Jul. 24, 2012 CAD
Purchase price	$ 13,250,000	13,250,000
Initial cash payments	$ 1,325,000	1,325,000

Accounts payable and accrued liabilities (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Accounts payable	2,209,590	307,364
Vacation pay payable	214,084	143,074
Payroll and other taxes	57,067	50,871
Severance payable	0	543,927
Accounts payable and accrued liabilities	2,480,741	1,045,236

Notes Payable (Details) (CAD)	Dec. 31, 2012
December 31, 2013	113,453
December 31, 2014	118,371
December 31, 2015	92,132
Long-term Debt	323,956

Notes Payable (Details Textual)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Long-term Debt, Gross		300,000
Debt Instrument, Interest Rate, Stated Percentage	4.25%	4.25%
Debt Instrument, Unamortized Discount	$ 20,000

Asset retirement obligation (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reclamation obligation, beginning of year	561,964	503,101
Liabilities incurred	90,000	90,000
Obligations converted to ARO	(377,000)	0
Liabilities settled	(199,200)	(31,137)
Reclamation obligation, end of year	75,764	561,964
Asset retirement obligations, beginning of year	0	0
Liabilities incurred	577,033	0
ARO transferred from reclamation obligations	377,000	0
Liabilities settled	0	0
Accretion expense	0	0
Asset retirement obligations, end of year	954,033	0

Asset retirement obligation (Details Textual) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012
Estimated Future Cash Undiscounted Amount	0.9
Discount Rate Of Estimated Future Cash	2.00%

Shareholders' equity and capital stock (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance, Warrants	100,000	100,000	0
Granted, Warrants	50,000	0	100,000
Ending Balance, Warrants	150,000	100,000	100,000
Beginning Balance, Weighted-average exercise price	1.2	1.2	0
Granted, Weighted-average exercise price	0.99	0	1.2
Ending Balance, Weighted-average exercise price	1.13	1.2	1.2

Shareholders' equity and capital stock (Details 1) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Exercise price	1.13	1.2	1.2	0
Number of warrants	150,000	100,000	100,000	0
Weighted- average remaining contractual life (years)	2 years 9 months 18 days
Aggregate Intrinsic Value	0
Warrants Exercise Price Range One [Member]
Exercise price	0.99
Number of warrants	50,000
Weighted- average remaining contractual life (years)	2 years 9 months 18 days
Aggregate Intrinsic Value	0
Expiry	Sep 4, 2015
Warrants Exercise Price Range Two [Member]
Exercise price	1.2
Number of warrants	100,000
Weighted- average remaining contractual life (years)	2 years 8 months 12 days
Aggregate Intrinsic Value	0
Expiry	Nov 1, 2015

Shareholders' equity and capital stock (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding Beginning Balance, Options	6,413,902	5,665,568	8,361,452
Granted, Options	3,114,207	3,162,098	798,537
Exercised, Options	(88,473)	(1,677,432)	(3,057,444)
Forfeited, Options	(145,414)	(241,332)	(75,470)
Expired, Options	(782,500)	(495,000)	(361,507)
Outstanding Ending Balance, Options	8,511,722	6,413,902	5,665,568
Outstanding Beginning Balance, Weighted-average exercise price	1.79	1.79	1.65
Granted, Weighted-average exercise price	0.87	2.05	0.81
Exercised, Weighted-average exercise price	0.85	2	1.15
Forfeited, Weighted-average exercise price	1.99	2.11	0.84
Expired, Weighted-average exercise price	3.25	2.59	2.06
Outstanding Ending Balance, Weighted-average exercise price	1.32	1.79	1.79

Shareholders' equity and capital stock (Details 3) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Exercise price	1.32	1.79	1.79	1.65
Number of options, Outstanding	8,511,722	6,413,902	5,665,568	8,361,452
Weighted- average remaining contractual life (years), Outstanding	3 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding	63,553
Number of options, Exercisable	5,994,972
Weighted- average remaining contractual life (years), Exercisable	2 years 7 months 6 days
Aggregate Intrinsic Value, Exercisable	74,883
Stock Option Exercise Price Range One [Member]
Exercise price	1.65
Number of options, Outstanding	680,000
Weighted- average remaining contractual life (years), Outstanding	4 months 24 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	680,000
Weighted- average remaining contractual life (years), Exercisable	4 months 24 days
Aggregate Intrinsic Value, Exercisable	0
Expiry	May 8, 2013
Stock Option Exercise Price Range Two [Member]
Exercise price	1.72
Number of options, Outstanding	25,000
Weighted- average remaining contractual life (years), Outstanding	7 months 6 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	25,000
Weighted- average remaining contractual life (years), Exercisable	7 months 6 days
Aggregate Intrinsic Value, Exercisable	0
Expiry	Aug 6, 2013
Stock Option Exercise Price Range Three [Member]
Exercise price	0.71
Number of options, Outstanding	437,268
Weighted- average remaining contractual life (years), Outstanding	1 year 1 month 6 days
Aggregate Intrinsic Value, Outstanding	52,472
Number of options, Exercisable	437,268
Weighted- average remaining contractual life (years), Exercisable	1 year 1 month 6 days
Aggregate Intrinsic Value, Exercisable	52,472
Expiry	Feb 9, 2014
Stock Option Exercise Price Range Four [Member]
Exercise price	0.9
Number of options, Outstanding	813,028
Weighted- average remaining contractual life (years), Outstanding	1 year 8 months 12 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	813,028
Weighted- average remaining contractual life (years), Exercisable	1 year 8 months 12 days
Aggregate Intrinsic Value, Exercisable	0
Expiry	Sep 2, 2014
Stock Option Exercise Price Range Five [Member]
Exercise price	0.81
Number of options, Outstanding	554,074
Weighted- average remaining contractual life (years), Outstanding	2 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding	11,081
Number of options, Exercisable	554,074
Weighted- average remaining contractual life (years), Exercisable	2 years 2 months 12 days
Aggregate Intrinsic Value, Exercisable	11,081
Expiry	Mar 5, 2015
Stock Option Exercise Price Range Six [Member]
Exercise price	2.87
Number of options, Outstanding	1,318,293
Weighted- average remaining contractual life (years), Outstanding	3 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	1,318,293
Weighted- average remaining contractual life (years), Exercisable	3 years 1 month 6 days
Aggregate Intrinsic Value, Exercisable	0
Expiry	Jan 28, 2016
Stock Option Exercise Price Range Seven [Member]
Exercise price	1.57
Number of options, Outstanding	645,000
Weighted- average remaining contractual life (years), Outstanding	3 years 6 months
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	490,200
Weighted- average remaining contractual life (years), Exercisable	3 years 6 months
Aggregate Intrinsic Value, Exercisable	0
Expiry	Jul 7, 2016
Stock Option Exercise Price Range Eight [Member]
Exercise price	1.17
Number of options, Outstanding	784,109
Weighted- average remaining contractual life (years), Outstanding	3 years 8 months 12 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	595,923
Weighted- average remaining contractual life (years), Exercisable	3 years 8 months 12 days
Aggregate Intrinsic Value, Exercisable	0
Expiry	Sep 9, 2016
Stock Option Exercise Price Range Nine [Member]
Exercise price	1.16
Number of options, Outstanding	200,000
Weighted- average remaining contractual life (years), Outstanding	3 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	152,000
Weighted- average remaining contractual life (years), Exercisable	3 years 9 months 18 days
Aggregate Intrinsic Value, Exercisable	0
Expiry	Oct 24, 2016
Stock Option Exercise Price Range Ten [Member]
Exercise price	0.91
Number of options, Outstanding	1,136,368
Weighted- average remaining contractual life (years), Outstanding	4 years
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	605,324
Weighted- average remaining contractual life (years), Exercisable	4 years
Aggregate Intrinsic Value, Exercisable	0
Expiry	Jan 12, 2017
Stock Option Exercise Price Range Eleven [Member]
Exercise price	1.39
Number of options, Outstanding	200,000
Weighted- average remaining contractual life (years), Outstanding	4 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	108,000
Weighted- average remaining contractual life (years), Exercisable	4 years 1 month 6 days
Aggregate Intrinsic Value, Exercisable	0
Expiry	Feb 1, 2017
Stock Option Exercise Price Range Twelve [Member]
Exercise price	1.18
Number of options, Outstanding	100,000
Weighted- average remaining contractual life (years), Outstanding	4 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	54,000
Weighted- average remaining contractual life (years), Exercisable	4 years 2 months 12 days
Aggregate Intrinsic Value, Exercisable	0
Expiry	Mar 1, 2017
Stock Option Exercise Price Range Thirteen [Member]
Exercise price	0.76
Number of options, Outstanding	1,618,582
Weighted- average remaining contractual life (years), Outstanding	4 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	161,862
Weighted- average remaining contractual life (years), Exercisable	4 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable	11,330
Expiry	Dec 7, 2017

Shareholders' equity and capital stock (Details 4) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unvested, Begnning Balance, RSU	276,365	0
Granted, RSU	703,572	355,662
Vested, RSU	(136,789)	0
Forfeited, RSU	(16,723)	(79,297)
Unvested, Ending Balance, RSU	826,425	276,365
Unvested, Benning Balance, Weighted average grant date fair value	2.87	0
Granted, Weighted average grant date fair value	0.91	2.87
Vested, Weighted average grant date fair value	2.87	0
Forfeited, Weighted average grant date fair value	1.66	2.87
Unvested, Ending Balance, Weighted average grant date fair value	1.53	2.87

Shareholders' equity and capital stock (Details 5) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of unvested options	826,425	276,365	0
Weighted- average remaining amortization life (years)	1 year 3 months 26 days
Aggregate Intrinsic Value	685,933
Grant Date One [Member]
Grant date	Jan 28, 2011
Number of unvested options	133,147
Weighted- average remaining amortization life (years)	9 months 18 days
Aggregate Intrinsic Value	110,512
Grant Date Two [Member]
Grant date	Jan 12, 2012
Number of unvested options	288,618
Weighted- average remaining amortization life (years)	1 year 11 days
Aggregate Intrinsic Value	239,553
Grant Date Three [Member]
Grant date	Dec 7, 2012
Number of unvested options	404,660
Weighted- average remaining amortization life (years)	1 year 11 months 5 days
Aggregate Intrinsic Value	335,868

Shareholders' equity and capital stock (Details 6)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected warrant life (years)	1 year 6 months	0 years	2 years 9 months
Expected volatility, Minimum	63.00%	79.00%	81.00%
Expected volatility, Maximum	78.00%	82.00%	82.00%
Risk-free interest rate, Minimum	1.00%	1.30%	1.70%
Risk-free interest rate, Maximum	1.30%	1.90%	1.90%
Forfeiture rate (warrants)	0.00%	0.00%	0.00%
Forfeiture rate (options)			4.30%
Forfeiture rate (RSUs)		5.00%	5.00%
Expected dividend rate	0.00%	0.00%	0.00%
Maximum [Member]
Expected option life (years)	3 years 4 months 13 days	3 years 3 months 11 days	3 years 1 month 21 days
Forfeiture rate (options)	4.80%	5.10%
Forfeiture rate (RSUs)	22.30%
Minimum [Member]
Expected option life (years)	3 years 3 months 15 days	3 years 2 months 27 days	3 years 1 month 13 days
Forfeiture rate (options)	4.60%	4.40%
Forfeiture rate (RSUs)	12.50%

Shareholders' equity and capital stock (Details Textual)	1 Months Ended	12 Months Ended								105 Months Ended				12 Months Ended
	Feb. 23, 2012 CAD	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2008 CAD	Dec. 31, 2007 CAD	Dec. 31, 2006 CAD	Dec. 31, 2005 CAD	Dec. 31, 2004 CAD	Dec. 31, 2012 CAD	Feb. 23, 2012 USD ($)	Dec. 31, 2009	Dec. 31, 2012 In Money Stock Option [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member]	Dec. 31, 2012 Four and One-Half Months After Grant [Member]	Dec. 31, 2012 Nine Months After Grant [Member]	Dec. 31, 2012 Thirteen and One-Half Months After Grant [Member]	Dec. 31, 2012 Eighteen Months After Date Of Grant [Member]	Dec. 31, 2012 First Anniversary [Member]	Dec. 31, 2012 Second Anniversary [Member]
Common shares and warrants issued for cash, net of issue costs (in shares)	17,250,000
Sale of Stock, Price Per Share											$ 1
Common shares and warrants issued for cash, net of issue costs	17,250,000	16,244,543		4,700,151	1,804,686	77,503,307	20,730,039	13,624,935	5,619,647
Share issue costs	1,005,457	(1,005,458)	0	(279,849)						(3,854,332)
Share-Based Compensation Arrangement By Share-Based Payment Award, Restricted Stock Units, Vested In Period		120,359
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Percentage		10.00%														22.00%	22.00%	22.00%	24.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		0.43
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		1,900,000	1,800,000	700,000
Share Price		0.83								0.83
Outstanding, December 31, 2009		8,511,722	6,413,902	5,665,568						8,511,722		8,361,452	2,609,924
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		5,994,972								5,994,972			1,153,204
Share-Based Compensation Arrangement By Share-Based Payment Award, Restricted Share Units Vesting Percentage																				50.00%	50.00%
Stock based compensation		2,427,031	2,450,734	702,762						21,293,598
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		800,000								800,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options		400,000								400,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition														1 year	1 year 6 months
Proceeds from Stock Options Exercised		100,000	3,400,000	3,500,000
Allocated Share-based Compensation Expense				100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price		0.76	0.91	2.87						0.76

Income taxes (Details) (CAD)	12 Months Ended			105 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Loss before income taxes	(12,686,441)	(16,256,876)	(16,418,088)	(121,716,255)
Statutory rate		28.30%	31.00%
Expected recovery of income tax		(4,592,567)	(5,089,607)
Effect of foreign tax rate differences		(1,282,168)	(885,716)
Non-deductable amounts		145,000	531,119
Effect of changes in future tax rates		84,690	124,105
Effect of change in foreign exchange rates		(473,752)	973,249
Effect of other differences		161,145	0
Effect of tax return true-up items		(75,181)	0
Change in valuation allowance		6,032,833	4,346,850
Recovery of future income taxes	0	0	0

Income taxes (Details 1) (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax benefit of capitalized mineral property costs		13,068,000	11,978,000
Net operating loss carry forwards		21,630,000	16,688,000
Less: valuation allowance	0	(34,698,000)	(28,666,000)
Deferred Tax Assets, Total	0	0	0
Asset basis differences	0	0
Net deferred tax asset (future income tax liability)	0	0	0

Income taxes (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	47.8
Operating Loss Carryforwards, Expiration Dates	2017 through 2032	2014 through 2032
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		19.9
Percentage Of Likelihood Realized Upon Settlement	50.00%

Financial instruments (Details Textual)	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Canada Deposit Insurance Corporation [Member] CAD	Dec. 31, 2012 Canadian Provincial Government [Member] CAD	Dec. 31, 2012 Currency Risk [Member] USD ($)	Dec. 31, 2012 Currency Risk [Member] CAD	Dec. 31, 2011 Currency Risk [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Concentration Risk, Percentage									0.25%	1.80%
Deposits				900,000	5,200,000		15,200,000
Accounts Payable and Accrued Liabilities		2,100,000
Accounts Payable, Trade, Current		1,000,000
Assets, Current, Total		18,153,585	24,035,462			7,500,000		18,900,000
Accounts payable and accrued liabilities		2,480,741	1,045,236			2,700,000		900,000
Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Liabilities Change In Foreign Exchange Rate	10.00%
Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Liabilities Impact Of Net Loss	400,000
Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Liabilities Change In Basis Points	100
Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Liabilities Impact Of Net Loss Of Interest Rate	$ 200,000

Segmented information (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash	2,047,816	3,518,347
Mineral properties	33,397,645	32,107,341	31,961,598
Construction in progress	0	2,881,336
Capital assets	16,570,396	3,534,309
Investments	2,623,553	2,654,673
Deposits	1,326,208	0
Assets, Noncurrent, Total	55,965,618	41,814,670
United States [Member]
Restricted Cash	2,047,816	3,518,347
Mineral properties	32,873,978	31,583,674
Construction in progress	0	2,881,336
Capital assets	16,570,396	652,973
Investments	2,623,553	2,654,673
Deposits	1,326,208	0
Assets, Noncurrent, Total	0	41,291,003
Canada [Member]
Restricted Cash	0	0
Mineral properties	523,667	523,667
Capital assets	0	0
Investments	0	0
Deposits	0	0
Assets, Noncurrent, Total	523,667	523,667

Commitments (Details) (CAD)	Dec. 31, 2012
2013	202,562
2014	191,168
2015	199,552
2016	199,552
2017	99,776
2014 and thereafter	0
Minimum annual lease payments	892,610

Commitments (Details Textual)	12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Jul. 24, 2012 Pathfinder Mines Corporation [Member] USD ($)	Jul. 24, 2012 Pathfinder Mines Corporation [Member] CAD	Dec. 31, 2012 Construction One [Member] USD ($)	Dec. 31, 2012 Construction Two [Member] USD ($)
Operating Leases, Rent Expense	300,000	300,000	300,000
Contractual Obligation						11,900,000	1,300,000
Completed Contractual Obligation						1,000,000	1,300,000
Purchase price				13,250,000	13,250,000
Initial cash payments				1,325,000	1,325,000
Business Acquisition Cost Of Acquired Entity Remainimg Amount	11,925,000
Contractual Obligation Billed Amount	2,000,000
Contractual Obligation Paid Amount	1,500,000
Contingency Cost	166,667

Subsequent events (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Surety Bond	8.9